Schedule of Disaggregated by Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 6,409,405	$ 14,531,047	$ 16,014,669	$ 30,939,338	$ 58,351,650	$ 16,783,914
Online Betting and Casino Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,538,486	12,439,696	14,133,832	27,102,284	53,104,795	16,231,028
Esports and Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 870,919	$ 2,091,351	$ 1,880,837	$ 3,837,054	$ 5,246,855	$ 552,886